Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	$ 1,365,785	RM 5,575,135	RM 14,816,854
Fixed deposits	3,218,522	13,138,008	8,906,833
Cash and bank balances, total	$ 4,584,307	RM 18,713,143	RM 23,723,687